February 8, 2019

U.S.	Securities and Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard Bond Index Funds (the “Trust”) File No. 33-06001

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc.

cc:	Lisa N. Larkin
U.S. Securities and Exchange Commission